STOCKHOLDERS' EQUITY (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of options:
Exercised		(50,000)	(50,000)
Stock Option [Member]
Number of options:
Outstanding, beginning of period	200,000	1,283,000
Granted			1,333,000
Exercised		(50,000)	(50,000)
Forfeited		(1,033,000)
Expired
Outstanding, end of period	200,000	200,000	1,283,000
Weighted average exercisable price:
Outstanding, beginning of period	$ 0.25	$ 0.25
Granted			$ 0.25
Exercised		$ (0.25)	$ (0.25)
Forfeited		$ (0.25)
Expired
Outstanding, end of period	$ 0.25	$ 0.25	$ 0.25